Commitments - Schedule of Future Minimum Lease Payments Under Non-Cancellable Operating Lease Agreements (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Leases [Abstract]
2014	$ 413	2,499
2015	91	549
2016	88	535
2017	88	535
2018	90	542
thereafter	354	2,141
Total	$ 1,124	6,801